DEFERRED TAX ASSETS AND LIABILITIES (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred Tax Assets And Liabilities
2022			¥ 1,065
2023	336	2,318	2,318
2024	266	1,835	1,835
2025	359	2,476	4,237
2026	1,021	7,040	7,040
2027	333	2,302
Total	$ 2,315	¥ 15,971	¥ 16,495